Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans		$ 18,837,468	$ 11,322,440
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[1]	4,212,000	4,278,000
China Merchants Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[2]	1,404,000	1,426,000
Agricultural Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[3]	2,792,556	2,837,740
Jiangsu Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[4]	4,212,000	1,426,000
China Construction Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[5]	2,077,920
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[6]	2,734,992	1,354,700
Bank of Suzhou [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[7]	$ 1,404,000

[1]

On July 31, 2024, August 12, 2024 and August 20, 2024, Changzhou Zhongjin entered into three loan agreements with Industrial and Commercial Bank of China to borrow $1,426,000 (RMB 10.0 million), $1,426,000 (RMB 10.0 million) and $1,426,000 (RMB 10.0 million) as working capital for one year, with a maturity date of July 28, 2025, August 5, 2025 and August 11, 2025, respectively. These loans have a fixed interest rate of 3.0% per annum. The loans were repaid in full upon maturity.

On June 23, 2025, Changzhou Zhongjin entered into a loan agreement with Industrial and Commercial Bank of China to borrow an aggregate principal amount of $2,808,000 (RMB 20.0 million) as working capital for one year, pursuant to which, the loan shall be disbursed in two tranches. On June 24, 2025 and July 15, 2025, Changzhou Zhongjin received the loans of $1,378,000 (RMB 10.0 million) and $1,378,000 (RMB 10.0 million) with a maturity date of June 15, 2026 and June 22, 2026, respectively. The loans have a fixed interest rate of 2.8% per annum.

On August 12, 2025, Changzhou Zhongjin entered into another loan agreement with Industrial and Commercial Bank of China to borrow an aggregate principal amount of $1,404,000 (RMB 10.0 million) as working capital for one year, with a maturity date of August 11, 2026. The loan has a fixed interest rate of 2.80% per annum.
[2]

On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,426,000 (RMB 10.0 million) as working capital for one year, with a maturity date of December 28, 2024. The loan has a fixed interest rate of 2.8% per annum. The loan was guaranteed by the Company’s major shareholder Mr. Erqi Wang and repaid in full upon maturity.

On December 31, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,404,000 (RMB 10.0 million) as working capital for one year, with a maturity date of December 29, 2025. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”) minus 31 basis points, with every three months adjustments starting from the loan disbursement date. In addition, Changzhou Zhongjin pledged its patent rights as collateral to guarantee the Company’s loan from China Merchants Bank. The loan was guaranteed by the Company’s major shareholder Mr. Erqi Wang and repaid in full upon maturity.

[3]

On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,837,740 (RMB 19.9 million) as working capital for one year, with a maturity date of January 2, 2025. The loan has a fixed interest rate of 2.95% per annum. The loan was repaid in full upon maturity.

On December 19, 2024 and December 24, 2024, Changzhou Zhongjin entered into two loan agreements with Agricultural Bank of China to borrow $1,389,960 (RMB 9.9 million) and $1,402,596 (RMB 9.99 million) as working capital for one year, with a maturity date of December 18, 2025 and December 23, 2025, respectively. The loans have a fixed interest rate of 2.95% per annum. The loans were repaid in full upon maturity.

[4]	On July 30, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,426,000 (RMB 10.0 million) as working capital for one year, with a maturity date of July 29, 2025. The loan has a fixed interest rate of 3.0% per annum. The loan was guaranteed by Company’s major shareholder Mr. Erqi Wang and repaid in full upon maturity.On March 24, 2025, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $2,808,000 (RMB 20.0 million) as working capital, with a maturity date of October 28, 2025. The loan has a fixed interest rate of 2.8% per annum. The loan was guaranteed by Company’s major shareholder Mr. Erqi Wang and repaid in full upon maturity.On July 29, 2025, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,404,000 (RMB 10.0 million) as working capital, with a maturity date of January 27, 2026. The loan has a fixed interest rate of 2.7% per annum. The loan was guaranteed by Company’s major shareholder Mr. Erqi Wang and repaid in full upon maturity.
[5]	On November 25, 2024, December 4, 2024 and December 27, 2024, Taizhou Zhongjin entered into three supply chain financing arrangements with China Construction Bank (“CCB”) to borrow $673,920 (RMB 4.8 million), $730,080 (RMB 5.2 million), and $673,920 (RMB 4.8 million), with a maturity date of November 24, 2025, November 28, 2025 and December 26, 2025, respectively. Under these arrangements, CCB disbursed funds directly to the Company’s suppliers to settle its payables, and the Company shall pay the outstanding loans to CCB on the maturity dates. These loans were repaid in full upon maturity.
[6]

On August 28, 2024, Taizhou Zhongjin entered into a loan agreement with Bank of Nanjing to borrow $1,354,700 (RMB 9.5 million) as working capital for one year, with a maturity date of August 27, 2025. The loan has a fixed interest rate of 3.45% per annum. The loan was repaid in full upon maturity. Subsequently, on August 25, 2025, Taizhou Zhongjin entered into another loan agreement with Bank of Nanjing to borrow $1,333,800 (RMB 9.5 million) as working capital, with a maturity date of August 16, 2026. The loan has a fixed interest rate of 2.9% per annum. These two loans were guaranteed by the Company’s major shareholder Mr. Erqi Wang. In addition, Taizhou Zhongjin pledged its patent rights as collateral to guarantee the Company’s loans from Bank of Nanjing.

On August 8, 2025, Changzhou Zhongjin entered into a loan agreement with Bank of Nanjing to borrow $1,401,192 (RMB 9.98 million) as working capital, with a maturity date of August 7, 2026. The loan has a fixed interest rate of 2.9% per annum. The loan was guaranteed by Company’s major shareholder Mr. Erqi Wang.
[7]	On September 29, 2025, Changzhou Zhongjin entered into a loan agreement with Bank of Suzhou to borrow $1,404,000 (RMB 10.0 million) as working capital, with a maturity date of March 27, 2026. The loan has a fixed interest rate of 3.0% per annum. The loan was guaranteed by Company’s major shareholder Mr. Erqi Wang.